Loan Operations and Lease Operations Portfolio - Summary of Loan Operations and Lease Operations by Maturity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 536,091	R$ 497,719
Overdue as from 1 day [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	19,563	21,974
Falling due up to 3 months [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	144,812	127,402
Falling due more than 3 months but less than 1 year [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	127,805	116,089
Falling due after 1 year [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 243,911	R$ 232,254